Guarantees in Insurance Contracts - Summary of Liabilities for Financial Guarantees for Minimum Benefits, Net of Present Value of Expected Future Premiums (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	€ 122,885
Ending balance	122,146	€ 122,885
Account value	135,441	135,710	€ 117,113
Net amount at risk	224,172	226,374	€ 194,353
The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	40,554
Ending balance	44,242	40,554
Net amount at risk	25,603	25,491
Financial Guarantee Contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	3,031	2,445
Incurred guarantee benefits	1,935	575
Paid guarantee benefits	(2)	(1)
Net exchange differences	(217)	13
Ending balance	4,747	3,031
Account value	41,838	43,130
Net amount at risk	3,088	2,239
Financial Guarantee Contracts [member] | United States [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	1,296	766
Incurred guarantee benefits	1,638	518
Paid guarantee benefits	(2)	(1)
Net exchange differences	(217)	13
Ending balance	2,715	1,296
Account value	32,870	34,503
Net amount at risk	661	236
Financial Guarantee Contracts [member] | The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	1,735	1,678
Incurred guarantee benefits	297	57
Ending balance	2,032	1,735
Account value	8,968	8,626
Net amount at risk	€ 2,427	€ 2,002